PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

The components of prepaids and other are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Property taxes, insurance and licences	$3.2	$6.7	$2.0
Derivative financial instruments	–	–	2.5
Deferred income tax assets (note 21)	–	–	13.1
Other	5.7	6.3	2.4
	$8.9	$13.0	$20.0